UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER
REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09357
JNLNY VARIABLE FUND I LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, MI 48951
(Address of principal executive offices) (Zip code)

Steven J. Fredricks, Esq.
Jackson National Asset Management, LLC
1 Corporate Way
Lansing, MI 48951
(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JNL/Mellon Capital Management Funds

Mellon Capital Management Corporation

Team Management

Money Manager Commentary:

JNL/Mellon Capital Management Dow 10 Fund (NY)

JNL/Mellon Capital Management Dow Dividend Fund (NY)

JNL/Mellon Capital Management Global 15 Fund (NY)

JNL/Mellon Capital Management Nasdaq 15 Fund (NY)

JNL/Mellon Capital Management S&P 10 Fund (NY)

JNL/Mellon Capital Management S&P 24 Fund (NY)

JNL/Mellon Capital Management Value Line 25 Fund (NY)

U.S. Market Overview: The U.S. stock market continued its string of positive returns in 2006, marking the fourth straight year of gains, fueled by benign inflation data and indications that the housing market slowdown has leveled. The S&P 500 gained 15.79% for 2006, while the Dow Jones Industrial Average set record closes, and gained 19.04% for the year. While the technology-laden Nasdaq Composite Index failed to keep pace with the Dow and the S&P, it still rose 9.5%. Stock market performance for the year proved very similar in terms of market capitalization. The large cap Russell 1000 Index rose 15.46% in 2006, closely followed by the Russell Midcap Index at 15.26%. Modestly outperforming both indices, the small cap Russell 2000 gained 18.44% for the year. Value handily outpaced growth for the year; the Russell 3000 Growth Index gained only 9.5% percent for the year, while the Russell 3000 Value Index soared 22.3%. The Telecommunication Services and Energy sectors were the largest contributors to the positive performance, while Information Technology and Health Care lagged.

Strong economic data in the first quarter combined with solid earnings growth propelled equities higher. An anticipated end to the Fed's tightening cycle also lent support, while investors were able to shrug off higher oil prices. Indeed, the major market indices approached their highest levels in five years. All major indices finished in positive territory for the quarter, led by the Nasdaq Composite Index, which gained 6.1%. The S&P 500 and the Dow Jones Industrial Average each rose 4.2%.

Financial markets experienced increased volatility during the second quarter, as investors wrestled with a muddled economic picture. Economic growth remained strong, but the Federal Reserve maintained its vigilant inflation watch. Concerns about oil prices, Chinese economic policy, commodity prices, and Federal Reserve Chairman Bernanke's approach to the market all fueled volatility. At one point during June the S&P 500 Index was off over 8% from the intraday high for the year set on May 8th. The S&P 500 Index finished the quarter down 1.4%, while the technology-laden Nasdaq Composite Index fared even more poorly, giving up 7.2%.

The U.S. stock market rebounded in the third quarter from its second quarter correction, as investors cheered the news that the Fed paused after 17 straight interest rate hikes. Typically a challenging period for stocks, the summer months were instead a bonanza, with stocks propelled higher by lower market interest rates, higher corporate profitability, and falling energy/commodity prices. The S&P 500 index delivered a total return of 5.67%, while the Russell 3000 rose 4.6%. The euphoria surrounding the Fed's apparent pause temporarily lifted the Dow Jones Industrial Average over the January 2000 peak to a record 11,727 on September 28, though it closed the quarter somewhat lower. The tech-heavy Nasdaq Composite bounced back from a poor second quarter showing to gain 4%.

The U.S. stock market added to third quarter gains and finished fourth quarter on a high note. Hopes that the Fed has engineered a steady growth, low inflation and low interest rate environment helped investors look beyond a host of potential concerns at year-end. Mergers and acquisition activity, a sharp drop in energy prices and continued strength in corporate earnings also contributed to the strength during the last quarter. The Dow Jones Industrial Average posted a series of new all time highs and briefly crossed the 12,500 barrier.

International Market Overview: International equity markets also experienced strong performance during 2006, with the MSCI EAFE rising 13.8% in local terms. The U.S. dollar fell during 2006 versus most currencies in the MSCI EAFE, thus boosting dollar-denominated returns. The MSCI EAFE index soared 23.5% in USD terms. The only exception was the Japanese yen, which has been a major funding currency for the carry trade due to its low interest rates. The yen fell by 1% versus the dollar for 2006. Singapore was the top performing market, rising 31% in local terms. Stocks in Norway (30.2%) rose due to higher oil prices, while other European stocks rose due to improved economic growth across the continent. Japanese stocks were the lowest performer among markets in the EAFE Index, as growth remains lower.

International markets also posted solid gains during the first quarter, as the MSCI EAFE rose 7.6% in local terms. The weakness in the dollar helped the international returns, as the EAFE gained 8.8% in USD terms. The strongest market was Norway, which rose 19.5% in local terms (23.3% in USD) for the quarter. Norwegian stocks were helped by the rally in oil prices during the quarter. Portugal (18.2%), Finland (14.4%), and Greece (12%) also posted solid gains.

International markets fell during the second quarter. The decline began in May, when the MSCI EAFE Index had its worst monthly performance since September 2002. While higher oil prices were a factor in the weaker equity markets, due to heightened tensions with Iran and potential supply disruptions in Nigeria, it appears that uncertainty over the extent of tighter credit and the potential for slower growth is mostly to blame. For the quarter, the MSCI EAFE Index fell 5.2% in local terms, but with the weakness in the U.S. dollar, the EAFE Index lost only 0.3% in USD terms. In local terms, every country in the EAFE Index fell, with Greece (-9.9%) and Sweden (-11.1%) falling the furthest. Australia (-1.1%) had the smallest loss for the quarter.

International markets rose during the third quarter, with the MSCI EAFE rising 4.5% in local terms as the backdrop of solid economic expansion globally helped international markets. Also helping equities was a sharp decline in the price of oil after it peaked on August 8. In local terms, every country but Norway (-1.8%) rose during the quarter. Norwegian stocks suffered due to the tumble in oil prices from $74 to $63 per barrel. Spain (12%), Belgium (-11.1%), and the Netherlands led the way. Spanish equities soared due to acquisition speculation among public utility companies. The MSCI Japan Index lagged on concerns that a U.S. slowdown - and the weaker dollar - would erode demand for Japanese exports.

International stocks outperformed U.S. stocks in dollar terms this quarter, helped by continued robust earnings growth, strong growth in the euro region, and record levels of M&A activity. The MSCI EAFE gained 6.7% in local terms, but rose 10.0% in U.S. dollar terms after the USD weakened against most developed market currencies during the quarter. Every country market in the EAFE Index finished with gains. In local terms, Norway (20.2%) led the gains despite the easing of oil prices, followed by Singapore (18.5%) and Austria (14.2%). Lagging markets included the Netherlands (2.7%), the UK (4.7%), and Switzerland (5%).

JNL/Mellon Capital Management Dow 10 Fund (NY)

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Dow 10 Fund (NY) is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: All of the Fund’s holdings had positive returns in 2006. Two of the best returns came from General Motors and AT&T. General Motors, one of the world's largest auto makers, returned almost 64% based mainly on their improving financial results. AT&T was up 53% due to the company's cost savings from acquisitions and also from strong household spending on communication services. Although still having positive returns for the year, two of the lowest performers were General Electric and Pfizer. General Electric, a diversified manufacturing and media company, was up about 9%. Pfizer, a pharmaceutical drug manufacturer, was up about 15%, although it suffered significantly in December when it discontinued development efforts on a new cholesterol drug. On November 6th, Verizon spun off Idearc, giving the fund 11 securities at the end of the year.

JNL/Mellon Capital Management Dow 10 Fund (NY) (Class A)

JNL/Mellon Capital Management Dow 10 Fund (NY) = $17,790

Dow Jones Industrial Average = $17,713

Average Annual
Total Returns

1 year	29.48%

Since inception	13.82%

(Inception date July 22, 2002).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Dow Dividend Fund (NY)

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Dow Dividend Fund (NY) is to provide the potential for an above-average total return.

Fund Specific Overview: All of the companies, except one, completed 2006 with positive returns. Three of the best performing companies were General Motors, Northeast Utilities and Entergy Corp. General Motors was up 64% based mainly on their improving financial results. Northeast Utilities, an electric utility for parts of the Northeastern United States, was up 47% after turning a profit in the second quarter and completing some asset sales. Entergy Corp, an integrated energy utility, was up 33% after earnings and an improved outlook midyear. Only one company had negative returns in the Fund, Energy East Corp. Energy East Corp, an electric utility, was down about 2%. One company was acquired during the year, Jefferson Pilot. Thus, the Fund ended the year with 19 companies.

JNL/Mellon Capital Management Dow Dividend Fund (NY) (Class A)

JNL/Mellon Capital Management Dow Dividend Fund (NY) = $12,010

Dow Jones Select Dividend Index = $11,954

Total Return

Since inception	20.10%

(Inception date January 17, 2006).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Global 15 Fund (NY)

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Global 15 Fund (NY) is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: The Fund had very strong returns in 2006, with all of the securities ending the year with positive returns.

The Fund contains selected holdings from 3 countries. UK - The best returning UK security was BT Group, a telecommunications service provider in the UK. BT Group was up 62% due to increased profits from new communication services. The Fund's UK security with the lowest return was GKN. GKN, a British maker of automotive parts, was up 15%. The British Pound gained about 11% versus the US Dollar in 2006 and that gain helped the return of all the UK companies held in the Fund. Hong Kong - The Hong Kong companies in the Fund also had strong returns in 2006. The best Hong Kong stock was Hang Lung Properties, up over 65%. Hang Lung Properties is a top tier property developer in China and Hong Kong and benefited from the rise in China's property markets. United States - The US component's best return was General Motors, up 64%, while the lowest performing US component was Pfizer, up 15%. General Motors, one of the world's largest auto makers was up mainly because of their improving financial results in 2006. Pfizer, a pharmaceutical drug manufacturer, suffered significantly in December when it discontinued developmental efforts on a new cholesterol drug.

JNL/Mellon Capital Management Global 15 Fund (NY) (Class A)

JNL/Mellon Capital Management Global 15 Fund (NY) = $24,810

MSCI DTR World Index = $17,636

Average Annual
Total Returns

1 year	39.93%

Since inception	22.66%

(Inception date July 22, 2002).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Nasdaq 15 Fund (NY)

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Nasdaq 15 Fund (NY) is total return.

Fund Specific Overview: The Fund had a mixture of well and poor performing companies in 2006.

The best return, by a very large margin, was Nvidia. Two other companies with strong performances were NII Holdings and LAM Research . Nvidia, a computer technology accessory manufacturer, was up about 102% due to strong demand for it's computer graphics chips, as well as late year speculation that it would be taken over by a major computer chip manufacturer. NII Holdings, a wireless communications company serving mostly Latin America, was up 47% based on strong end of year subscriber growth. Lam Research, a semiconductor processing equipment manufacturer, was up 41% due to earnings that beat Wall Street estimates as well as a general rise in semiconductor stocks in the latter part of the year.

Two companies hurting the Fund’s performance were Sandisk and Patterson-UTI Energy. Sandisk, a flash storage memory card manufacturer, was down about 31%. After recovering from an excess inventory of chips early in the year, the company rebounded somewhat midyear only to be hit with increasing pricing pressure later in the year. Patterson-UTI Energy, a contract drilling services company, was down about 28%. The stock price fell on some concerns about natural gas price levels and the ability of Patterson-UIT to maintain prices for its contract drilling services.

The Fund has 3 holdings that account for over 50% of its Fund’s weight. The largest holding at the beginning of the year was Google. Google's return was up about 11%. Apple Computer, the third largest holding in the Fund, returned about 18% based on it's best selling iPod music device. The second largest holding, Amgen, hurt the performance with a -13% decline due to concerns about it's ability to deliver strong profit growth as well as concerns about it's anemia drug patent.

JNL/Mellon Capital Management Nasdaq 15 Fund (NY) (Class A)

NASDAQ® 100 Index = $12,161

JNL/Mellon Capital Management Nasdaq ® 15 Fund (NY) = $11,270

Average Annual
Total Returns

1 year	4.55%

Since inception	5.45%

(Inception date October 4, 2004).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management S&P 10 Fund (NY)

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management S&P 10 Fund (NY) is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: The returns of the ten companies in the Fund were mixed in 2006 -- half of the companies had positive returns and the other half had negative returns.

Two of the best returns came from Marathon Oil and Lehman Brothers. Marathon Oil, an oil and gas refining and marketing company, was up 54% on a rise in profits from increased production as well as strong commodity prices.

Lehman Brothers, a large financial services firm, was up 22% on record investment banking and corporate financing revenue in 2006. Two of the companies with negative returns were Express Script and Aetna. Express Scripts, a pharmacy benefit management service company, was down 14% mainly due to a proposed reduction in average wholesale drug prices by a major drug list price publisher. Aetna, a large health care insurance and benefits company, was down about 8% after revealing falling membership and rising costs midyear. The company did recover significantly in the latter part of 2006.

JNL/Mellon Capital Management S&P 10 Fund (NY) (Class A)

JNL/Mellon Capital Management S&P 10 Fund (NY) = $19,520

S&P 500 Index = $18,758

Average Annual
Total Returns

1 year	4.55%

Since inception	16.22%

(Inception date July 22, 2002).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.
Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management S&P 24 Fund (NY)

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management S&P 24 Fund (NY) is total return through capital appreciation.

Fund Specific Overview: The returns of the companies in the Fund were mixed in 2006. Three of the best returns came from PPL Corp, Applera Corp and Forest Labs. PPL Corp was up 28% due to strong sales, higher wholesale margins and lower repair costs. Applera Corp was up slightly under 28%. The stock price steadily climbed during the period and jumped in late October on a well received earnings release. Forest Labs was up 23% on good earnings releases in the second half of the year. The stock priced also jumped in July when Forest Labs received a favorable legal result in a patent challenge on a drug that accounts for 63% of the company's sales.

A few of the poor performers were BJ Services Co, Sunoco and National Semiconductor. BJ Services, an oilfield services company, lost 25%. The price declined due to worries about a potential glut in natural gas and flat US revenue growth. The price also tends to fluctuate along with the prices of oil and natural gas. Sunoco, a manufacturer and marketer of petroleum products, fell 24%. Like BJ Services, Sunoco's price tends to fluctuate with the price of oil and this increased the pressure on the company's margins. National Semiconductor, a semiconductor designer and manufacturer, lost 23% due to fears of slowing growth in the semiconductor industry.

JNL/Mellon Capital Management S&P 24 Fund (NY) (Class A)

S&P 500 Index = $10,965

JNL/Mellon Capital Management S&P 24 Fund (NY) = $10,310

Total Return

Since inception	3.10%

(Inception date May 1, 2006).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Value Line 25 Fund (NY)

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Value Line 25 Fund (NY) is to provide capital appreciation.

Fund Specific Overview: The Fund’s companies had mixed returns in 2006 with the winners and losers basically canceling out each other's returns.

The company with the best return, by a very wide margin, was Nvidia. Two other companies with high returns were Guess and McDermott International. Nvidia, a computer technology accessory manufacturer, was up about 102% due to strong demand for it's computer graphics chips, as well as late year speculation that it would be taken over by a major computer chip manufacturer. Guess, an apparel and accessory designer and manufacturer, was up 78%

because it continued to show good sales and earnings growth throughout the year. McDermott International, an energy services company, was up 71% on new contracts for its energy services as well as its strong earning reports.

Three companies that hurt the Fund’s performance were Chico's FAS Inc, Sandisk and LCA-Vision Inc. Chico's FAS, a specialty clothing retailer, lost about 50%. The company's stock price declined steadily throughout the year on weak earnings and continued lower guidance from the company's management. Sandisk, a flash storage memory card manufacturer, was down about 31%. After recovering from an excess inventory of chips early in the year, the company rebounded somewhat midyear only to be hit with increasing pricing pressure later in the year. LCA-Vision, an owner of laser vision correction centers, lost about 26% due to the company's lowered outlook and higher expenses, as well as the resignation of the company's President in October.

The Fund’s largest holding, Apple Computer, gained 18% in 2006. The stock price was lower midyear due to issues surrounding executive stock options, but rebounded in the last half of the year due to excitement about the company's best selling iPod music device and other expected new devices.

Two companies were acquired during the year - JLG Industries on December 8th, and Intergraph on November 30th. One company was added on April 24th when Hugoton Realty Trust was spun-off from XTO Energy.

JNL/Mellon Capital Management Value Line 25 Fund (NY) (Class A)

JNL/Mellon Capital Management Value Line 25 Fund (NY) = $15,620

S&P 500 Index = $13,028

Average Annual
Total Returns

1 year	-1.51%

Since inception	21.90%

(Inception date October 4, 2004).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNLNY Variable Funds

Schedules of Investments (in thousands)

December 31, 2006

JNL/Mellon Capital Management Dow(SM)10 Fund (NY)
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 12.8%
General Motors Corp.	105	$3,227
Idearc Inc. (b)	3	95
		3,322
CONSUMER STAPLES - 9.1%
Altria Group Inc.	27	2,343

FINANCIALS - 18.6%
Citigroup Inc.	42	2,342
JPMorgan Chase & Co.	51	2,484
		4,826
HEALTH CARE - 19.5%
Merck & Co. Inc.	64	2,796
Pfizer Inc.	87	2,258
		5,054
INDUSTRIALS - 8.4%
General Electric Corp.	58	2,167

MATERIALS - 9.0%
EI Du Pont de Nemours & Co.	48	2,330

TELECOMMUNICATION SERVICES - 21.3%
AT&T Inc.	83	2,978
Verizon Communications Inc.	68	2,523
		5,501
Total Common Stocks (cost $21,286)		25,543

SHORT TERM INVESTMENTS - 1.2%
Mutual Funds - 1.2%
JNL Money Market Fund, 5.11% (a) (d)	300	300
Total Short Term Investments (cost $300)		300

Total Investments - 99.9% (cost $21,586)		25,843
Other Assets and Liabilities, Net - 0.1%		32
Total Net Assets - 100%		$25,875

JNL/Mellon Capital Management Dow(SM) Dividend Fund (NY)
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 6.8%
General Motors Corp.	35	$1,073

ENERGY - 12.1%
Chevron Corp.	12	878
Marathon Oil Corp.	11	1,028
		1,906
FINANCIALS - 32.9%

BB&T Corp.	16	711
Colonial BancGroup Inc.	28	732
Comerica Inc.	12	701
KeyCorp	21	783
National City Corp.	20	738
Regions Financial Corp.	20	742
SunTrust Banks Inc.	9	786
		5,193
HEALTH CARE - 4.8%
Pfizer Inc.	29	753

MATERIALS - 4.6%
MeadWestvaco Corp.	24	727

TELECOMMUNICATION SERVICES - 4.1%
Alltel Corp.	11	649

UTILITIES - 32.0%
Energy East Corp.	30	738
Entergy Corp.	10	911
FirstEnergy Corp.	14	833
NiSource Inc.	32	783
Northeast Utilities	34	969
Pinnacle West Capital Corp.	16	830
		5,064
Total Common Stocks (cost $13,908)		15,365

SHORT TERM INVESTMENTS - 6.8%
Mutual Funds - 2.4%
JNL Money Market Fund, 5.11% (a) (d)	383	383
Securities Lending Collateral - 4.4%
Mellon GSL Delaware Business Trust Collateral Fund (d)	690	690
Total Short Term Investments (cost $1,073)		1,073

Total Investments - 104.1% (cost $14,981)		16,438
Other Assets and Liabilities, Net - (4.1%)		-641
Total Net Assets - 100%		$15,797

JNL/Mellon Capital Management Global 15 Fund (NY)
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 20.5%
Compass Group Plc	490	$2,779
General Motors Corp.	95	2,932
GKN Plc	375	2,041
Idearc Inc. (b)	3	87
		7,839
FINANCIALS - 21.3%
BOC Hong Kong Holdings Ltd.	968	2,625
Hang Lung Properties Ltd.	1,191	2,986
Royal & Sun Alliance Insurance Group	849	2,536
		8,147

HEALTH CARE - 11.9%
Merck & Co. Inc.	58	2,528
Pfizer Inc.	79	2,046
		4,574
INDUSTRIALS - 19.1%
Cathay Pacific Airways Ltd. (l)	1,064	2,624
Citic Pacific Ltd.	673	2,323
COSCO Pacific Ltd.	1,015	2,383
		7,330
TELECOMMUNICATION SERVICES - 25.9%
AT&T Inc.	76	2,706
BT Group Plc	485	2,861
Verizon Communications Inc.	62	2,291
Vodafone Group Plc	753	2,085
		9,943
Total Common Stocks (cost $29,379)		37,833

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 1.1%
JNL Money Market Fund, 5.11% (a) (d)	415	415
Securities Lending Collateral - 7.1%
Mellon GSL Delaware Business Trust Collateral Fund (d)	2,739	2,739
Total Short Term Investments (cost $3,154)		3,154

Total Investments - 106.9% (cost $32,533)		40,987
Other Assets and Liabilities, Net - (6.9%)		-2,637
Total Net Assets - 100%		$38,350

JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)
COMMON STOCKS - 98.3%
ENERGY - 1.1%
Patterson-UTI Energy Inc.	1	29

HEALTH CARE - 30.5%
Amgen Inc. (b)	8	557
Express Scripts Inc. (b)	1	79
Gilead Sciences Inc. (b)	3	214
		850
INDUSTRIALS - 2.0%
CH Robinson Worldwide Inc.	1	56

INFORMATION TECHNOLOGY - 62.1%
Adobe Systems Inc. (b)	3	135
Apple Computer Inc. (b)	6	507
Autodesk Inc. (b)	2	67
Citrix Systems Inc. (b)	1	33
Google Inc. - Class A (b)	2	714
Intuit Inc. (b)	3	81
Lam Research Corp. (b)	1	50
Nvidia Corp. (b)	3	93
SanDisk Corp. (b)	1	49

		1,729
TELECOMMUNICATION SERVICES - 2.6%
NII Holdings Inc. - Class B (b)	1	72
Total Common Stocks (cost $2,581)		2,736

SHORT TERM INVESTMENTS - 1.8%
Mutual Funds - 1.8%
JNL Money Market Fund, 5.11% (a) (d)	49	49
Total Short Term Investments (cost $49)		49

Total Investments - 100.1% (cost $2,630)		2,785
Other Assets and Liabilities, Net - (0.1%)		-2
Total Net Assets - 100%		$2,783

JNL/Mellon Capital Management S&P® 10 Fund (NY)
COMMON STOCKS - 99.4%
ENERGY - 43.6%
Halliburton Co.	83	$2,583
Hess Corp. (l)	61	3,024
Marathon Oil Corp.	42	3,910
Valero Energy Corp.	50	2,556
		12,073
FINANCIALS - 20.5%
Aon Corp.	72	2,539
Lehman Brothers Holdings Inc.	40	3,141
		5,680
HEALTH CARE - 25.6%
Aetna Inc.	55	2,359
Express Scripts Inc. (b)	31	2,202
McKesson Corp.	50	2,533
		7,094
INDUSTRIALS - 9.7%
Burlington Northern Santa Fe Corp.	36	2,691
Total Common Stocks (cost $25,170)		27,538

SHORT TERM INVESTMENTS - 2.4%
Mutual Funds - 0.7%
JNL Money Market Fund, 5.11% (a) (d)	193	193
Securities Lending Collateral - 1.7%
Mellon GSL Delaware Business Trust Collateral Fund (d)	484	484
Total Short Term Investments (cost $677)		677

Total Investments - 101.8% (cost $25,847)		28,215
Other Assets and Liabilities, Net - (1.8%)		-492
Total Net Assets - 100%		$27,723

JNL/Mellon Capital Management S&P® 24 Fund (NY)
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.0%
Nike Inc. - Class B	1	92
RadioShack Corp. (l)	1	11

Yum! Brands Inc.	1	80
		183
CONSUMER STAPLES - 12.8%
Brown-Forman Corp. - Class B	-	16
Clorox Co.	1	37
Colgate-Palmolive Co.	2	127
		180
ENERGY - 3.2%
BJ Services Co.	1	24
Sunoco Inc.	-	21
		45
FINANCIALS - 21.9%
Moody’s Corp.	2	133
Progressive Corp.	5	124
Safeco Corp.	1	50
		307
HEALTH CARE - 15.8%
Applera Corp. - Applied Biosystems Group	1	44
Express Scripts Inc. (b)	1	67
Forest Laboratories Inc. (b)	2	110
		221
INDUSTRIALS - 11.8%
3M Corp.	2	128
Robert Half International Inc.	-	14
Rockwell Automation Inc.	-	24
		166
INFORMATION TECHNOLOGY - 17.3%
Intuit Inc. (b)	4	118
National Semiconductor Corp.	4	86
QLogic Corp. (b)	2	39
		243
UTILITIES - 3.8%
Edison International Inc.	-	14
PPL Corp.	-	14
TXU Corp.	-	26
		54
Total Common Stocks (cost $1,356)		1,399

SHORT TERM INVESTMENTS - 1.2%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.11% (a) (d)	5	5
Securities Lending Collateral - 0.8%
Mellon GSL Delaware Business Trust Collateral Fund (d)	11	11
Total Short Term Investments (cost $16)		16

Total Investments - 100.8% (cost $1,372)		1,415
Other Assets and Liabilities, Net - (0.8%)		-11
Total Net Assets - 100%		$1,404

JNL/Mellon Capital Management Value Line® 25 Fund (NY)
COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 4.7%
Chico’s FAS Inc. (b) (l)	48	990
Dress Barn Inc. (b)	29	666
Guess ? Inc. (b)	16	991
		2,647
ENERGY - 36.1%
Arch Coal Inc. (l)	35	1,038
BJ Services Co.	86	2,529
Chesapeake Enegy Corp. (l)	98	2,838
EOG Resources Inc.	64	4,017
Helix Energy Solutions Group Inc. (b) (l)	21	647
Hugoton Royalty Trust (l)	6	136
Peabody Energy Corp.	70	2,829
Southwestern Energy Co. (b)	44	1,553
XTO Energy Inc.	97	4,550
		20,137
FINANCIALS - 3.1%
WR Berkley Corp.	51	1,750

HEALTH CARE - 9.0%
Biovail Corp.	43	901
Cerner Corp. (b) (l)	20	931
Express Scripts Inc. (b)	39	2,777
LCA-Vision Inc. (l)	12	399
		5,008
INDUSTRIALS - 6.2%
Joy Global Inc.	32	1,557
McDermott International Inc. (b)	29	1,450
Watsco Inc.	9	440
		3,447
INFORMATION TECHNOLOGY - 40.1%
Apple Computer Inc. (b)	193	16,352
Nvidia Corp. (b)	91	3,375
Plexus Corp. (b)	24	583
SanDisk Corp. (b) (l)	49	2,100
		22,410
Total Common Stocks (cost $52,999)		55,399

SHORT TERM INVESTMENTS - 13.7%
Mutual Funds - 0.8%
JNL Money Market Fund, 5.11% (a) (d)	428	428
Securities Lending Collateral - 12.9%
Mellon GSL Delaware Business Trust Collateral Fund (d)	7,219	7,219
Total Short Term Investments (cost $7,647)		7,647

Total Investments - 112.9% (cost $60,646)		63,046
Other Assets and Liabilities, Net - (12.9%)		-7,215
Total Net Assets - 100%		$55,831

See Notes to the Schedules of Investments.

JNL Variable Funds
Notes to the Schedules of Investments:
December 31, 2006

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2006.
(b) Non-income producing security.
(c) All or portion of the security has been loaned.
(e) For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2006. A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jnl.com, www.sec.gov, or call the Service Center at 800-766-4683

Summary of Investments by Country:
	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management	Management	Management	Management	Management
	Global 15 Fund	JNL 5 Fund	JNL Optimized 5 Fund	Select Small Cap Fund	VIP Fund	Global 15 Fund (NY)
Bermuda	-%	0.9%	-%	4.5%	0.8%	-%
Canada	-	-	0.4	-	0.3	-
Denmark	-	-	1.3	-	0.9	-
France	-	-	2.8	-	2.0	-
Germany	-	-	1.1	-	0.8	-
Hong Kong	34.2	7.7	5.5	-	-	33.8
Israel	-	-	-	-	-	-
Italy	-	-	5.2	-	3.8	-
Netherlands	-	0.9	5.2	5.1	4.7	-
Spain	-	-	1.4	-	1.1	-
United Kingdom	32.5	7.4	15.0	-	7.0	32.2
United States	33.3	83.1	62.1	90.4	78.6	34.0
Total Investments	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Summary of Investments by Sector (percentage of net assets):
	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management 25 Fund	33.7%	20.2%	-%	1.5%	7.6%	20.1%	-%
JNL/Mellon Capital Management Communications Sector Fund	2.4	-	-	4.5	-	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	75.5	15.7	-	-	3.2	2.9	2.6
JNL/Mellon Capital Management Dow (SM) 10 Fund	12.9	9.1	-	18.8	19.7	8.5	-
JNL/Mellon Capital Management Dow (SM) Dividend Fund	6.8	-	12.1	33.0	4.8	-	-
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	98.2	-	0.2	0.3
JNL/Mellon Capital Management Global 15 Fund	20.6	-	-	21.6	12.1	19.3	-
JNL/Mellon Capital Management Healthcare Sector Fund	-	0.1	-	-	99.6	-	-
JNL/Mellon Capital Management JNL 5 Fund	17.1	6.2	15.6	13.2	14.3	13.6	2.6
JNL/Mellon Capital Management JNL Optimized 5 Fund	8.2	3.8	10.3	16.5	11.8	7.3	22.8
JNL/Mellon Capital Management Nasdaq 15 Fund	-	-	1.1	-	30.8	2.0	62.7
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	98.8	-	-	-	-
JNL/Mellon Capital Management S&P 10 Fund	-	-	43.9	20.6	25.7	9.8	-
JNL/Mellon Capital Management S&P 24 Fund	12.7	12.5	3.2	21.3	15.4	11.6	16.9
JNL/Mellon Capital Management Select Small-Cap Fund	18.3	2.5	39.6	2.5	7.8	10.2	14.0
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.2	1.0	97.1
JNL/Mellon Capital Management VIP Fund	5.9	3.4	18.9	20.1	9.9	4.8	23.4
JNL/Mellon Capital Management Value Line 25 Fund	4.8	-	35.9	3.1	8.9	6.2	40.0

JNL/Mellon Capital Management Dow (SM) 10 Fund (NY)	12.8	9.1	-	18.6	19.5	8.4	-
JNL/Mellon Capital Management Dow (SM) Dividend Fund (NY)	6.8	-	12.1	32.9	4.8	-	-
JNL/Mellon Capital Management Global 15 Fund (NY)	20.5	-	-	21.3	11.9	19.1	-
JNL/Mellon Capital Management Nasdaq ® 15 Fund (NY)	-	-	1.1	-	30.5	2.0	62.1
JNL/Mellon Capital Management S&P 10 Fund (NY)	-	-	43.6	20.5	25.6	9.7	-
JNL/Mellon Capital Management S&P 24 Fund (NY)	13.0	12.8	3.2	21.9	15.8	11.8	17.3
JNL/Mellon Capital Management Value Line 25 Fund (NY)	4.7	-	36.1	3.1	9.0	6.2	40.1

Summary of Investments by Sector (percentage of net assets):
		Telecommunication		Short-Term
	Materials	Services	Utilities	Securities	Total
JNL/Mellon Capital Management 25 Fund	11.5%	3.3%	-%	5.8%	103.7%
JNL/Mellon Capital Management Communications Sector Fund	-	90.2	-	13.2	110.3
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	8.0	107.9
JNL/Mellon Capital Management Dow (SM) 10 Fund	9.1	21.5	-	15.2	114.8
JNL/Mellon Capital Management Dow (SM) Dividend Fund	4.6	4.1	32.1	13.3	110.8
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	7.8	106.5
JNL/Mellon Capital Management Global 15 Fund	-	26.2	-	7.2	107.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	2.3	102.0
JNL/Mellon Capital Management JNL 5 Fund	4.4	11.1	-	10.8	108.9
JNL/Mellon Capital Management JNL Optimized 5 Fund	1.4	13.0	2.8	7.4	105.3
JNL/Mellon Capital Management Nasdaq 15 Fund	-	2.6	-	0.9	100.1
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	0.5	4.7	104.0
JNL/Mellon Capital Management S&P 10 Fund	-	-	-	8.2	108.2
JNL/Mellon Capital Management S&P 24 Fund	-	-	3.8	3.2	100.6
JNL/Mellon Capital Management Select Small-Cap Fund	1.3	-	-	16.1	112.3
JNL/Mellon Capital Management Technology Sector Fund	-	1.2	-	2.7	102.2
JNL/Mellon Capital Management VIP Fund	0.3	9.8	2.7	8.6	107.8
JNL/Mellon Capital Management Value Line 25 Fund	-	-	-	10.7	109.6
JNL/Mellon Capital Management Dow (SM) 10 Fund (NY)	9.0	21.3	-	1.2	99.9
JNL/Mellon Capital Management Dow (SM) Dividend Fund (NY)	4.6	4.1	32.0	6.8	104.1
JNL/Mellon Capital Management Global 15 Fund (NY)	-	25.9	-	8.2	106.9
JNL/Mellon Capital Management Nasdaq ® 15 Fund (NY)	-	2.6	-	1.8	100.1
JNL/Mellon Capital Management S&P 10 Fund (NY)	-	-	-	2.4	101.8
JNL/Mellon Capital Management S&P 24 Fund (NY)	-	-	3.8	1.2	100.8
JNL/Mellon Capital Management Value Line 25 Fund (NY)	-	-	-	13.7	112.9

JNL Variable Funds
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2006

JNLNY Variable Fund I LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dow 10	Dow Dividend	Global 15	Nasdaq 15	S&P 10	S&P 24	Value Line 25
Assets	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 25,543	$ 15,365	$ 37,833	$ 2,736	$ 27,538	$ 1,399	$ 55,399
Investments - affiliated, at value (c)	300	1,073	3,154	49	677	16	7,647
Cash	-	-	-	-	-	-	-
Foreign currency (d)	-	-	39	-	-	-	-
Receivables:
Investment securities sold	-	-	-	-	-	-	-
Fund shares sold	2	46	13	-	3	-	45
Dividends and interest	65	16	106	-	19	1	24
Forward currency contracts	-	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-	-
Total assets	25,910	16,500	41,145	2,785	28,237	1,416	63,115

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	8	5	12	1	9	1	18
Administrative fees	3	2	7	-	3	-	7
12b-1 fees (Class A)	4	3	6	-	5	-	10
Investment securities purchased	-	-	-	-	-	-	-
Fund shares redeemed	16	1	29	1	13	-	9
Forward currency contracts	-	-	-	-	-	-	-
Manager fees	-	-	-	-	-	-	-
Other expenses	4	2	2	-	-	-	21
Return of collateral for securities loaned	-	690	2,739	-	484	11	7,219
Total liabilities	35	703	2,795	2	514	12	7,284
Net assets	$ 25,875	$ 15,797	$ 38,350	$ 2,783	$ 27,723	$ 1,404	$ 55,831

Net assets consist of:
Paid-in capital	$ 21,618	$ 14,340	$ 29,896	$ 2,628	$ 25,355	$ 1,361	$ 53,431
Undistributed (excess of distributions over)
net investment income	-	-	-	-	-	-	-
Accumulated net realized gain (loss)	-	-	-	-	-	-	-
Net unrealized appreciation/(depreciation)
on investments and foreign currency	4,257	1,457	8,454	155	2,368	43	2,400
	$ 25,875	$ 15,797	$ 38,350	$ 2,783	$ 27,723	$ 1,404	$ 55,831

Class A
Net assets	$ 25,875	$ 15,797	$ 38,350	$ 2,783	$ 27,723	$ 1,404	$ 55,831
Shares outstanding (no par value),
unlimited shares authorized	1,455	1,316	1,546	247	1,420	136	3,574
Net asset value per share	$ 17.79	$ 12.01	$ 24.81	$ 11.27	$ 19.52	$ 10.31	$ 15.62

Class B
Net assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Net asset value per share	n/a	n/a	n/a	n/a	n/a	n/a	n/a

(a) Including securities on loan of:	$ -	$ 657	$ 2,602	$ -	$ 472	$ 11	$ 6,924
(b) Investments - unaffiliated, at cost	21,286	13,908	29,379	2,581	25,170	1,356	52,999
(c) Investments - affiliated, at cost	300	1,073	3,154	49	677	16	7,647
(d) Foreign currency, at cost	-	-	39	-	-	-	-

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Operations (in thousands)
For the Year Ended December 31, 2006

	JNLNY Variable Fund I LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dow 10	Dow Dividend	Global 15	Nasdaq 15	S&P 10	S&P 24	Value Line 25
	Fund	Fund (b)	Fund	Fund	Fund	Fund (c)	Fund
Investment income
Dividends (a)	$ 806	$ 324	$ 1,266	$ 2	$ 242	$ 8	$ 304
Interest	-	2	-	-	-	-	-
Foreign taxes withheld	-	-	(43)	-	-	-	(3)
Securities lending	49	6	43	-	-	-	5
Total investment income	855	332	1,266	2	242	8	306

Expenses
Advisory fees	78	34	103	8	101	3	175
Administrative fees	32	14	55	3	41	1	71
12b-1 fees (Class A)	42	19	55	4	54	2	95
Legal fees	-	-	1	-	1	-	1
Licensing fees	5	2	2	1	2	-	71
Manager fees	-	-	1	-	1	-	1
Other expenses	-	1	1	1	1	-	1
Total expenses	157	70	218	17	201	6	415
Net investment income (loss)	698	262	1,048	(15)	41	2	(109)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(693)	304	1,914	68	4,724	-	5,015
Foreign currency related items	-	-	14	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	5,490	1,457	6,568	111	(3,666)	43	(5,566)
Foreign currency related items	-	-	1	-	-	-	-
Net realized and unrealized
gain (loss)	4,797	1,761	8,497	179	1,058	43	(551)

Net increase (decrease) in net assets
from operations	$ 5,495	$ 2,023	$ 9,545	$ 164	$ 1,099	$ 45	$ (660)

(a) Dividends from affiliated investments	$ 55	$ 12	$ 52	$ 1	$ 4	$ -	$ 21
(b) Period from January 17, 2006 (commencement of operations)
(c) Period from May 1, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006

	JNLNY Variable Fund I LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dow 10	Dow Dividend	Global 15	Nasdaq 15	S&P 10	S&P 24	Value Line 25
Operations	Fund	Fund (a)	Fund	Fund	Fund	Fund (b)	Fund
Net investment income (loss)	$ 698	$ 262	$ 1,048	$ (15)	$ 41	$ 2	$ (109)
Net realized gain (loss) on:
Investments	(693)	304	1,914	68	4,724	-	5,015
Foreign currency related items	-	-	14	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	5,490	1,457	6,568	111	(3,666)	43	(5,566)
Foreign currency related items	-	-	1	-	-	-	-
Net increase (decrease) in net assets
from operations	5,495	2,023	9,545	164	1,099	45	(660)

Share transactions¹
Proceeds from the sale of shares
Class A	10,541	19,201	18,036	1,593	12,497	1,372	34,897
Class B	-	-	-	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(11,184)	(5,427)	(9,415)	(496)	(11,640)	(13)	(15,795)
Class B	-	-	-	-	-	-	-
Net increase (decrease) in net assets
from share transactions	(643)	13,774	8,621	1,097	857	1,359	19,102

Net increase (decrease) in net assets	4,852	15,797	18,166	1,261	1,956	1,404	18,442

Net assets beginning of period	21,023	-	20,184	1,522	25,767	-	37,389

Net assets end of period	$ 25,875	$ 15,797	$ 38,350	$ 2,783	$ 27,723	$ 1,404	$ 55,831

Undistributed (excess of distributions over)
net investment income	$ -	$ -	$ -	$ -	$ -	$ -	$ -

¹Share transactions
Shares sold
Class A	675	1,807	865	152	637	137	2,257
Class B	-	-	-	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(750)	(491)	(457)	(46)	(597)	(1)	(1,041)
Class B	-	-	-	-	-	-	-
Net increase (decrease)
Class A	(75)	1,316	408	106	40	136	1,216
Class B	-	-	-	-	-	-	-
Purchases and sales of investment
securities (excluding short-term
securities):

Purchases of securities	$ 8,305	$ 17,725	$ 21,468	$ 2,748	$ 23,924	$ 1,355	$ 51,969
Proceeds from sales of securities	8,390	4,122	12,029	1,631	23,049	-	31,953

(a) Period from January 17, 2006 (commencement of operations)
(b) Period from May 1, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2005

	JNLNY Variable Fund I LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Global 15	Nasdaq 15	Select Small-	Dow 10	S&P 10	Value Line 25
Operations	Fund	Fund	Fund	Cap Fund	Fund	Fund	Fund
Net investment income (loss)	$ 486	$ 498	$ (2)	$ (50)	$ 654	$ (27)	$ (58)
Net realized gain (loss) on:
Investments	1,552	827	111	534	364	3,757	723
Foreign currency related items	-	(3)	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	(2,511)	472	(47)	872	(1,960)	3,763	7,477
Foreign currency related items	-	-	-	-	-	-	-
Net increase in net assets
from operations	(473)	1,794	62	1,356	(942)	7,493	8,142

Share transactions¹
Proceeds from the sale of shares
Class A	12,136	10,771	1,541	7,292	9,444	12,509	21,461
Class B	-	-	-	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(8,655)	(3,462)	(1,292)	(1,896)	(3,283)	(10,612)	(6,160)
Class B	-	-	-	-	-	-	-
Net increase (decrease) in net assets
from share transactions	3,481	7,309	249	5,396	6,161	1,897	15,301

Net increase (decrease) in net assets	3,008	9,103	311	6,752	5,219	9,390	23,443

Net assets beginning of period	18,621	11,081	1,211	10,127	15,804	16,377	13,946

Net assets end of period	$ 21,629	$ 20,184	$ 1,522	$ 16,879	$ 21,023	$ 25,767	$ 37,389

Undistributed (excess of distributions over)
net investment income	$ -	$ -	$ -	$ -	$ -	$ -	$ -

¹Share transactions
Shares sold
Class A	755	661	150	403	683	773	1,584
Class B	-	-	-	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(534)	(211)	(120)	(105)	(237)	(596)	(448)
Class B	-	-	-	-	-	-	-
Net increase (decrease)
Class A	221	450	30	298	446	177	1,136
Class B	-	-	-	-	-	-	-
Purchases and sales of investment
securities (excluding short-term
securities):

Purchases of securities	$ 23,207	$ 14,221	$ 2,306	$ 14,890	$ 11,866	$ 24,530	$ 30,428
Proceeds from sales of securities	19,615	6,555	2,113	9,122	4,973	22,553	15,285

See Notes to the Financial Statements.

JNL Variable Funds
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)

JNL/Mellon Capital Management Dow 10 Fund (NY)

Class A
12/31/2006	13.74	0.52	3.53	4.05	-	-	17.79	29.48	25,875	39	0.75	3.33
12/31/2005	14.57	0.29	(1.12)	(0.83)	-	-	13.74	(5.70)	21,023	27	0.75	3.53
12/31/2004	14.14	0.26	0.17	0.43	-	-	14.57	3.04	15,804	46	0.73	3.10
12/31/2003	11.22	(0.10)	3.02	2.92	-	-	14.14	26.03	8,608	5	0.81	3.10
07/22(a)-12/31/2002	10.00	0.30	0.92	1.22	-	-	11.22	12.20	302	121	0.82	3.31

JNL/Mellon Capital Management Dow Dividend Fund (NY)

Class A
01/17(a)-12/31/2006	$10.00	$0.29	$1.72	$2.01	$ -	$ -	$12.01	20.10%	$15,797	44%	0.75%	2.81%

JNL/Mellon Capital Management Global 15 Fund (NY)

Class A
12/31/2006	17.73	0.79	6.29	7.08	-	-	24.81	39.93	38,350	43	0.79	3.77
12/31/2005	16.10	0.35	1.28	1.63	-	-	17.73	10.12	20,184	44	0.79	3.32
12/31/2004	12.66	0.02	3.42	3.44	-	-	16.10	27.17	11,081	9	0.78	2.98
12/31/2003	9.74	(0.74)	3.66	2.92	-	-	12.66	29.98	1,358	26	0.86	2.65
07/22(a)-12/31/2002	10.00	0.95	(1.21)	(0.26)	-	-	9.74	(2.60)	93	134	0.87	4.21

JNL/Mellon Capital Management Nasdaq 15 Fund (NY)

Class A
12/31/2006	10.78	(0.07)	0.56	0.49	-	-	11.27	4.55	2,783	75	0.77	(0.67)
12/31/2005	10.88	(0.02)	(0.08)	(0.10)	-	-	10.78	(0.92)	1,522	126	0.76	(0.15)
10/04(a)-12/31/2004	10.00	(0.01)	0.89	0.88	-	-	10.88	8.80	1,211	-	0.76	(0.32)

JNL/Mellon Capital Management S&P 10 Fund (NY)

Class A
12/31/2006	18.67	0.03	0.82	0.85	-	-	19.52	4.55	27,723	85	0.74	0.15
12/31/2005	13.61	(0.03)	5.09	5.06	-	-	18.67	37.18	25,767	99	0.74	(0.12)
12/31/2004	11.54	0.07	2.00	2.07	-	-	13.61	17.94	16,377	112	0.73	0.71
12/31/2003	9.69	(0.01)	1.86	1.85	-	-	11.54	19.09	8,405	10	0.81	0.73
07/22(a)-12/31/2002	10.00	0.05	(0.36)	(0.31)	-	-	9.69	(3.10)	235	114	0.82	0.57

JNL/Mellon Capital Management S&P 24 Fund (NY)

Class A
05/01(a)-12/31/2006	10.00	0.02	0.29	0.31	-	-	10.31	3.10	1,404	-	0.75	0.29

JNL/Mellon Capital Management Value Line 25 Fund (NY)

Class A
12/31/2006	15.86	(0.04)	(0.20)	(0.24)	-	-	15.62	(1.51)	55,831	67	0.87	(0.23)
12/31/2005	11.41	(0.02)	4.47	4.45	-	-	15.86	39.00	37,389	67	0.87	(0.25)
10/04(a)-12/31/2004	10.00	(0.01)	1.42	1.41	-	-	11.41	14.10	13,946	28	0.87	(0.60)

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for the year ended December 31, 2006.

See Notes to the Financial Statements.

JNL Variable Funds

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC is a limited liability companies organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The funds comprising JNL Variable Fund LLC are registered with the U.S. Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940, as amended. The JNL Variable Fund LLC includes the following eighteen (18) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Nasdaq® 15 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management VIP Fund, and JNL/Mellon Capital Management Value Line® 25 Fund (collectively, "JNL Variable Funds").

The JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, and JNL/Mellon Capital Management VIP Fund are regulated investment Companies (The “RIC Funds”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") to each of the Funds. Shares are presently offered to Jackson National and their separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified plans and the JNL/S&P Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Pursuant to procedures adopted by the Board of Managers (“Board”), the Funds may utilize international Fair Value Pricing (“FVP”). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the Fund holdings such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or is not reflective of the value of such security because of the occurrence of a significant event, as defined in the Board approved procedures, shall be “fair valued” pursuant to the approved procedures. In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 p.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the forward currency exchange rate. The change in market value is recorded as a receivable or payable from forward currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

JNL Variable Funds

Notes to the Financial Statements (continued)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Securities Loaned - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction, the custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by the Adviser). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders - The RIC Funds generally declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed net investment income and accumulated net realized gains are reclassed to capital on a semi-annual basis. These Funds reclass undistributed (excess of distributions over) net investment income (loss) and accumulated net realized gain (loss) into paid-in capital, reflected on the Statements of Assets and Liabilities.

Federal Income Taxes - The JNL Variable Funds (except for the RIC Funds) are limited liability companies with each of their interests owned by a single interest: Jackson National Separate Account-I. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National and are not taxed separately. Effective May 1, 2006, JNL/Mellon Capital Management 25 Fund and JNL/Mellon Capital Management Select Small-Cap Fund elected to be taxed as a corporation. The policy of the RIC Fund is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes. The RIC Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund pays JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets	Fees
$0 to $50 million	0.37%
$50 million to $100 million	0.31%
$100 million to $750 million	0.28%
Over $750 million	0.27%

Administrative Fee - In addition to the investment advisory fee, each Fund pays JNAM an annual Administrative Fee, accrued daily and payable monthly, of 0.15% of the average daily net assets of each Fund, except for JNL/Mellon Capital Management Global 15 Fund which pays JNAM an annual Administrative Fee of 0.20% of its average daily net assets.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, transfer agency, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

12b-1 Fee - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund's Class A shares (through the sale of variable insurance products funded by the JNL Variable Funds). Jackson National Life Distributors, LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees (Class A)".

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of their compensation. Deferred amounts are credited at a 5% rate of return. Liabilities related to deferred balances are included in Managers’ fees payable in the Statements of Assets and Liabilities. Expense associated with deferred balances is included in Managers’ fees in the Statement of Operations.

Investments in affiliates - During the period ended December 31, 2006, certain Funds invested in a money market fund for temporary purposes, which is advised by JNAM. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a

JNL Variable Funds

Notes to the Financial Statements (continued)

pooled fund approved by JNAM) which may be considered affiliated with the Fund. The JNL/Mellon Capital Management Financial Sector Fund invested in Mellon Financial Corp., the parent company of its subadvisor. The total market value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. FEDERAL INCOME TAX MATTERS

The following represents capital and/or currency losses (in thousands) realized after October 31, 2006, which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management Communications Sector Fund	$153
JNL/Mellon Capital Management VIP Fund	447

Permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax- basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: foreign currency reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized	Paid- in
	Income	Gain/Loss	Capital
JNL/Mellon Capital Management Financial Sector Fund	$(46)	$46	$-
JNL/Mellon Capital Management JNL 5 Fund	240	(240)	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	8	(8)	-
JNL/Mellon Capital Management Select Small-Cap Fund	2,582	(2,582)	-
JNL/Mellon Capital Management Technology Sector Fund	46	(46)
JNL/Mellon Capital Management VIP Fund	36	(36)	-

As of December 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation (depreciation) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts; treatment of gains or losses for tax purposes on investments in passive foreign investment companies (“PFICs”); the differences in book and tax treatment of Real Estate Investment Trusts (“REIT”); and the tax deferral of losses on wash sale transactions.

The tax character of the distributions paid during the period ended December 31, 2006, were as follows (in thousands):

JNL Variable Funds

Notes to the Financial Statements (continued)

The tax character of the distributions paid during the period ended December 31, 2005, were as follows (in thousands):

NOTE 5. FUND ACQUISITIONS

On April 29, 2006, the following acquisitions were accomplished by a tax-free exchange of shares pursuant to a plan of reorganization approved by the Board of Managers on January 27, 2006.

The aggregate net assets (in thousands) of the acquiring and acquired Funds immediately before the acquisition were as follows:

NOTE 6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The timeframe for the adoption of FIN 48 is required for the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE 7. SUBSEQUENT EVENTS

At a meeting on February 7, 2007, the Board of Managers voted to approve the merger of JNL/ Mellon Capital Management Dow 10 Fund (NY), JNL/ Mellon Capital Management S&P 10 Fund (NY), and JNL/ Mellon Capital Management Global 15 Fund (NY) from JNLNY Variable Fund I LLC into JNL/Mellon Capital Management JNL 5 Fund of JNL Variable Fund LLC. The merger is expected to be accomplished at the close of business on April 27, 2007, pursuant to Rule 17a-8 of the 1940 Act.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers of

JNLNY Variable Fund I LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNLNY Variable Fund I LLC (the “Funds”) as listed in Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each series within JNLNY Variable Fund I LLC as listed in Note 1 of the financial statements as of December 31, 2006, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2006 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Company’s management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

/s/ KPMG LLP

Chicago, Illinois

February 26, 2007

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other daily operating expenses. Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual Funds to make the 5% calculation.

Actual Fund Return				Hypothetical 5% Return
Beginning	Ending		Expenses	Beginning	Ending		Expenses
Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
Value	Value	Expense	During	Value	Value	Expense	During
6/30/2006	12/31/2006	Ratios	Period	6/30/2006	12/31/2006	Ratios	Period

JNL/Mellon Capital Management 25 Fund
Class A	$ 1,000.00	$1,065.60	0.65%	$ 3.41	$1,000.00	$ 1,021.91	0.65%	$ 3.34
Class B	1,000.00	1,066.40	0.44	2.27	1,000.00	1,023.01	0.44	2.23
JNL/Mellon Capital Management Communications Sector Fund
Class A	1,000.00	1,178.10	0.75	4.14	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,179.20	0.56	3.05	1,000.00	1,022.41	0.56	2.83
JNL/Mellon Capital Management Consumer Brands Sector Fund
Class A	1,000.00	1,113.50	0.75	4.02	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,115.30	0.56	2.96	1,000.00	1,022.41	0.56	2.83
JNL/Mellon Capital Management Dow 10 Fund
Class A	1,000.00	1,168.20	0.67	3.69	1,000.00	1,021.81	0.67	3.44
JNL/Mellon Capital Management Dow Dividend Fund
Class A	1,000.00	1,135.40	0.69	3.74	1,000.00	1,021.71	0.69	3.54
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	1,144.30	0.75	4.07	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,145.30	0.56	3.00	1,000.00	1,022.41	0.56	2.83
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	1,232.80	0.69	3.91	1,000.00	1,021.71	0.69	3.54
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	1,102.50	0.73	3.89	1,000.00	1,021.51	0.73	3.74
Class B	1,000.00	1,104.40	0.54	2.84	1,000.00	1,022.51	0.54	2.73
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	1,106.60	0.63	3.37	1,000.00	1,022.01	0.63	3.24
Class B	1,000.00	1,106.60	0.44	2.32	1,000.00	1,023.01	0.44	2.23
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	1,000.00	1,141.60	0.75	4.07	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,142.90	0.56	3.00	1,000.00	1,022.41	0.56	2.83
JNL/Mellon Capital Management Nasdaq 15 Fund
Class A	1,000.00	1,129.40	0.75	4.05	1,000.00	1,021.41	0.75	3.84
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	1,064.40	0.69	3.61	1,000.00	1,021.71	0.69	3.54
Class B	1,000.00	1,065.70	0.50	2.58	1,000.00	1,022.71	0.50	2.53
JNL/Mellon Capital Management S&P 10 Fund
Class A	1,000.00	987.90	0.65	3.28	1,000.00	1,021.91	0.65	3.34
JNL/Mellon Capital Management S&P 24 Fund
Class A	1,000.00	1,064.10	0.73	3.82	1,000.00	1,021.51	0.73	3.74
JNL/Mellon Capital Management Select Small-Cap Fund
Class A	1,000.00	1,070.20	0.65	3.42	1,000.00	1,021.91	0.65	3.34
Class B	1,000.00	1,071.60	0.44	2.28	1,000.00	1,023.01	0.44	2.23
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	1,146.60	0.75	4.08	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,147.60	0.56	3.01	1,000.00	1,022.41	0.56	2.83

Disclosure of Fund Expenses (Unaudited) (continued)

Actual Fund Return				Hypothetical 5% Return
Beginning	Ending		Expenses	Beginning	Ending		Expenses
Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
Value	Value	Expense	During	Value	Value	Expense	During
6/30/2006	12/31/2006	Ratios	Period	6/30/2006	12/31/2006	Ratios	Period

JNL/Mellon Capital Management VIP Fund
Class A	$ 1,000.00	$1,120.80	0.69%	$ 3.71	$1,000.00	$ 1,021.71	0.69%	$ 3.54
Class B	1,000.00	1,122.50	0.50	2.65	1,000.00	1,022.71	0.50	2.53
JNL/Mellon Capital Management Value Line 25 Fund
Class A	1,000.00	1,065.10	0.79	4.13	1,000.00	1,021.21	0.79	4.04
JNL/Mellon Capital Management Dow 10 Fund (NY)
Class A	1,000.00	1,168.10	0.75	4.12	1,000.00	1,021.41	0.75	3.84
JNL/Mellon Capital Management Dow Dividend Fund (NY)
Class A	1,000.00	1,135.20	0.75	4.06	1,000.00	1,021.41	0.75	3.84
JNL/Mellon Capital Management Global 15 Fund (NY)
Class A	1,000.00	1,231.90	0.79	4.46	1,000.00	1,021.21	0.79	4.04
JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
Class A	1,000.00	1,130.40	0.77	4.15	1,000.00	1,021.31	0.77	3.94
JNL/Mellon Capital Management S&P 10 Fund (NY)
Class A	1,000.00	987.40	0.73	3.68	1,000.00	1,021.51	0.73	3.74
JNL/Mellon Capital Management S&P 24 Fund (NY)
Class A	1,000.00	1,065.10	0.75	3.92	1,000.00	1,021.41	0.75	3.84
JNL/Mellon Capital Management Value Line 25 Fund (NY)
Class A	1,000.00	1,064.80	0.87	4.54	1,000.00	1,020.81	0.87	4.45

Additional Disclosure

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Funds by calling Shareholder Services toll-free at 800-644-4563.

MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Interested Manager
Mark D. Nerud (40) [1] 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	92 [3]

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Disinterested Managers
Michael Bouchard (50) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present); Senator – State of Michigan (1991 to 1999);

OTHER DIRECTORSHIPS HELD BY MANAGER: None

William J. Crowley, Jr. (61) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER : Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares Corporation

Dominic D’Annunzio (68) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Manager [2] (6/03 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Michelle Engler (48) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER : Director of Federal Home Loan Mortgage Corporation

James Henry, Ph.D. (67) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER : None

Richard McLellan (63) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/03 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY MANAGER : None

William R. Rybak (55) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (2002 to present) (see below)

OTHER DIRECTORSHIPS HELD BY MANAGER :

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (51) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	92 [3]

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER : None

[1] Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

[3] Effective January 16, 2007, the number of Funds in the Fund Complex will be 92.

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Officers
Daniel W. Koors (36) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

Susan S. Rhee (35) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Secretary of the Adviser (11/00 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser; Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

Steven J. Fredricks (36) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to Present); Contract Attorney, Godfrey & Kahn, S.C. (2001 – 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

William V. Simon (36) 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President and Chief Operating Officer of the Adviser (1/07 to present); Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting www.jnl.com or www.jnlny.com.

MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

The interested Managers and Officers of the JNL Variable Funds or the Adviser do not receive any compensation from the JNL Variable Funds for their services as Managers or Officers. The following persons, who are disinterested Managers of the JNL Variable Funds and the JNL Variable Fund’s Chief Compliance Officer, received from the JNL Variable Funds the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2006.

Manager	Aggregate Compensation from the JNL Variable Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex
Michael Bouchard	$26,971	$0	$0	$75,000
William J. Crowley, Jr. [2]	$0	$0	$0	$0
Dominic D’Annunzio [5]	$37,139	$0	$0	$102,500
Michelle Engler	$29,842	$0	$0	$82,500
Joseph Frauenheim [3]	$30,829	$0	$0	$85,000
James Henry [2]	$0	$0	$0	$0
Richard McLellan	$29,842	$0	$0	$82,500
William R. Rybak [2]	$0	$0	$0	$0
Patricia Woodworth [2]	$0	$0	$0	$0
Steven J. Fredricks [4]	$61,758	$0	$0	$170,746

1 The fees paid to the independent Managers are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

2 Managers were elected to the Board of Managers effective January 1, 2007, and therefore have not received any compensation for the year ended December 31, 2006.

3 Mr. Frauenheim retired from the Board of Managers effective January 1, 2007.

4 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

5 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

PROXY VOTING GUIDELINES

JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s website at www.jnl.com or Jackson National Life Insurance Company of New York’s website at www.jnlny.com, and (4) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

A Special Meeting of the Interest Holders of the JNL Variable Funds was held December 1, 2006.

The meeting involved the election of Managers. The following lists the name of each Manager elected at the meeting, if the Manager is a Disinterested/Independent Manager or an Interested Manager, and if the Manager was an incumbent or newly elected at the meeting:

William J. Crowley, Jr.	Disinterested/Independent Manager	New
Michael Bouchard	Disinterested/Independent Manager	Incumbent
Dominic D'Annunzio	Disinterested/Independent Manager	Incumbent
Michelle Engler	Disinterested/Independent Manager	Incumbent
James Henry	Disinterested/Independent Manager	New
Richard McLellan	Disinterested/Independent Manager	Incumbent
Mark D. Nerud	Interested Manager	New
William R. Rybak	Disinterested/Independent Manager	New
Patricia A. Woodworth	Disinterested/Independent Manager	New

The following proposals were voted upon at the meeting:

1.	To vote on the election of Independent Managers of the JNL Variable Funds:

JNL Variable Fund LLC

	AFFIRMATIVE	AGAINST	WITHHOLD
Michael Bouchard	587,233,641.247	0	16,534,434.711
William J. Crowley, Jr.	589,831,901.407	0	13,936,174.551
Dominic D'Annunzio	589,495,447.586	0	14,272,628.372
Michelle Engler	587,791,799.620	0	15,976,276.338
James Henry	589,976,041.294	0	13,792,034.664
Richard McLellan	590,331,411.625	0	13,436,664.333
William R. Rybak	589,300,788.348	0	14,467,287.610
Patricia A. Woodworth	589,998,825.988	0	13,769,249.970

JNLNY Variable Fund I LLC

	AFFIRMATIVE	AGAINST	WITHHOLD
Michael Bouchard	8,948,516.550	0	166,239.440
William J. Crowley, Jr.	8,946,774.629	0	167,981.361
Dominic D'Annunzio	8,931,089.784	0	183,666.206
Michelle Engler	8,932,662.963	0	182,093.027
James Henry	8,946,065.154	0	168,690.836
Richard McLellan	8,946,799.621	0	167,956.369
William R. Rybak	8,946,799.621	0	167,956.369
Patricia A. Woodworth	8,924,061.851	0	190,694.139

2.	To vote on the election of an Interested Manager to replace an existing Interested Manager of the JNL Variable Funds.

JNL Variable Fund LLC

	AFFIRMATIVE	AGAINST	WITHHOLD
Mark D. Nerud	575,150,760.569	0	28,617,315.389

JNLNY Variable Fund I LLC

	AFFIRMATIVE	AGAINST	WITHHOLD
Mark D. Nerud	8,826,444.227	0	288,311.763

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee financial expert serving on its Audit Committee. The registrant has determined that the financial statements of the registrant do not involve the complexities of public company financial statements and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940, as amended, and therefore, a financial expert is not necessary.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

KPMG LLP (“KPMG”) billed the Company aggregate fees for professional services rendered for the fiscal years ending December 31, 2006 and December 31, 2005 as follows:

Fiscal Year	Audit Fees	Audit Related Fees	Tax Fees	All Other Fees	Total Fees
2006	$30,175	$16,010	$0	$0	$46,185
2005	$29,060	$15,550	$0	$0	$44,610

The above Audit-Related Fees for 2006 and 2005 is the aggregate fee billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s 17f-2 counts.

KPMG was paid $29,400 for 2006 and $28,600 for 2005 to perform an internal control review pursuant to SAS No. 70 related to the registrant’s Adviser fund accounting procedures.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2) None

(f) None

(g) The aggregate fee billed for all non-audit fees to the funds and Adviser entities for the fiscal years ended December 31, 2006 is $45,410. The aggregate fee billed for all non-audit fees to the funds and Adviser entities for the fiscal years ended December 31, 2005 is $44,150.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as auditors for fiscal years 2006 and 2005, and did not find provision of these services to be incompatible with maintaining the auditors independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and the Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, as of a date within ninety (90) days of the filing date of this report on Form N-CSR, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics
(2) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.
(3) Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of March, 2007.

JNLNY Variable Fund I LLC (Registrant)

/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark D. Nerud	Principal Executive Officer	March 8, 2007
Mark D. Nerud

/s/ Daniel W. Koors	Principal Financial Officer	March 8, 2007
Daniel W. Koors

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant's Code of Ethics.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)(1)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.